Income Taxes - Components of (Loss) Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States	$ (65,972)	$ (73,939)	$ (95,077)
International	(13,799)	(4,999)	168
Loss before (provision for) benefit from income taxes	$ (79,771)	$ (78,938)	$ (94,909)